Dividends on ordinary shares	6 Months Ended
Jun. 30, 2020
5. Dividends on ordinary shares
Dividends on ordinary shares

5. Dividends on ordinary shares

	Half year ended 30.06.20	Half year ended 30.06.19

Dividends paid during the period	£m	£m
Ordinary shares	263	-
Preference shares	28	27
Total	291	27

A dividend of £263m was paid on 25 March 2020 by Barclays Bank PLC to its parent Barclays PLC. This was prior to the announcement made by the PRA on 31 March 2020 that capital be preserved for use in serving Barclays customers and clients through the extraordinary challenges presented by the COVID-19 pandemic. As part of a response to this announcement, Barclays PLC took steps to provide additional capital to Barclays Bank PLC as part of the £1.5bn of capital contributions made during H120.